Fair Value Measurements (Tables)	3 Months Ended
Apr. 02, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	2022				2021
(Dollars in Millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Cash and cash equivalents:
Time deposits	$—	—	—	—	$32	—	32	—
Derivatives designated as cash flow hedges:
Assets:
Forward foreign exchange contracts	39	—	39	—	—	—	—	—
Interest rate swaps	29	—	29	—	—	—	—	—
Total	$68	$—	$68	$—	$—	$—	$—	$—
Liabilities:
Forward foreign exchange contracts	(15)	—	(15)	—	—	—	—	—
Interest rate swaps	(39)	—	(39)	—	—	—	—	—
Total	$(54)	$—	$(54)	$—	$—	$—	$—	$—
Net amount presented in Prepaid expenses and other receivables:	$14	$—	14	$—	$—	$—	$—	$—
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	April 2, 2023				January 1, 2023
(Dollars in Millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Derivatives designated as cash flow hedges
Assets:
Forward foreign exchange contracts	$57	$—	$57	$—	$39	$—	$39	$—
Interest rate swaps	—	—	—	—	29	—	29	—
Total	57	—	57	—	68	—	68	—
Liabilities:
Forward foreign exchange contracts	(26)	—	(26)	—	(15)	—	(15)	—
Interest rate swaps	—	—	—	—	(39)	—	(39)	—
Total	(26)	—	(26)	—	(54)	—	(54)	—
Net amount presented in Prepaid expenses and other receivables:	$31	$—	31	$—	$14	$—	14	$—

Schedule of Notional Amounts of Outstanding Derivative Instruments
The following table sets forth the notional amounts of the Company’s outstanding derivative instruments:

	January 1, 2023
	Forward foreign exchange contracts	Interest rate swaps	Total
Cash Flow Hedges	$1,768	$2,400	$4,168
The following table sets forth the notional amounts of the Company’s outstanding derivative instruments:

	April 2, 2023			January 1, 2023
(Dollars in Millions)	Forward foreign exchange contracts	Interest rate swaps	Total	Forward foreign exchange contracts	Interest rate swaps	Total
Cash flow hedges	$3,007	$—	$3,007	$1,768	$2,400	$4,168

Summary of Derivative Activity	The following table is a summary of the activity related to derivatives and hedges for fiscal years 2022, 2021 and 2020, net of tax.

	2022			2021			2020
	Net Sales	Cost of sales	Other expense (income), net	Net Sales	Cost of sales	Other expense (income), net	Net Sales	Cost of sales	Other expense (income), net
Gain (loss) on cash flow hedges	$21	12	30	11	(23)	(21)	(2)	(3)	10
Gain (loss) on forward currency exchange contracts not designated as hedges	$—	—	33	—	—	(15)	—	—	(34)
The following table is a summary of the activity related to derivatives and hedges for the fiscal three months ended April 2, 2023 and April 3, 2022:

	April 2, 2023			April 3, 2022
(Dollars in Millions)	Net Sales	Cost of Sales	Other (income) expense, net	Net Sales	Cost of Sales	Other (income) expense, net
Gain (loss) on cash flow hedges	$1	$10	$—	$3	$—	$(2)
Gain on forward currency exchange contracts not designated as hedges	$—	$—	$6	$—	$—	$8